UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6081

Nuveen California Municipal Market Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Municipal Market Opportunity Fund, Inc. (NCO)
	May 31, 2012

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 6.5% (4.7% of Total Investments)
2,500	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los	12/18 at 100.00	BBB–	$ 2,046,175
	Angeles County Securitization Corporation, Series 2006A, 5.600%, 6/01/36
295	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BB+	285,560
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
6,440	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	BB–	5,163,592
	Bonds, Series 2007A-1, 5.750%, 6/01/47
1,150	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	BB–	860,235
	Bonds, Series 2007A-2, 0.000%, 6/01/37
10,385	Total Consumer Staples			8,355,562
	Education and Civic Organizations – 4.7% (3.4% of Total Investments)
100	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	102,599
	2005A, 5.000%, 10/01/35
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
70	5.000%, 11/01/21	11/15 at 100.00	A2	75,234
95	5.000%, 11/01/25	11/15 at 100.00	A2	100,532
1,000	California Infrastructure and Economic Development Bond Bank, Revenue Bonds, Scripps Research	7/15 at 100.00	Aa3	1,077,120
	Institute, Series 2005A, 5.000%, 7/01/24
1,680	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aa2	1,944,802
	Tender Option Bond Trust 1065, 9.071%, 3/01/33 (IF)
450	California Statewide Communities Development Authority, School Facility Revenue Bonds,	7/21 at 100.00	BBB	486,693
	Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46
260	California Statewide Communitities Development Authority, Charter School Revenue Bonds,	12/21 at 100.00	N/R	278,902
	Rocketship 4 – Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41
2,000	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006,	9/15 at 102.00	Baa3	2,021,000
	5.000%, 9/01/34
5,655	Total Education and Civic Organizations			6,086,882
	Health Care – 26.5% (19.3% of Total Investments)
5,260	California Health Facilities Financing Authority, Revenue Bonds, Childrens Hospital Los	7/20 at 100.00	AA–	5,555,665
	Angeles, Series 2010A, 5.250%, 7/01/38 – AGC Insured
515	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital –	8/21 at 100.00	A+	546,008
	San Diego, Series 2011, 5.250%, 8/15/41
5,305	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	5,589,242
	5.250%, 11/15/46 (UB)
1,060	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	BBB	1,074,575
	of Central California, Series 2007, 5.250%, 2/01/46
2,000	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System	3/15 at 100.00	A	2,060,140
	West, Series 2005A, 5.000%, 3/01/35
569	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AA–	754,107
	System, Trust 2554, 18.352%, 7/01/47 – AGM Insured (IF)
1,160	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health	7/17 at 100.00	N/R	1,171,530
	System, Series 2007A, 5.125%, 7/15/31
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
1,500	5.250%, 7/01/24	7/15 at 100.00	BBB	1,567,560
1,000	5.250%, 7/01/30	7/15 at 100.00	BBB	1,017,730
135	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	149,718
	Series 2001C, 5.250%, 8/01/31
675	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	A1	747,428
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured
2,585	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	11/15 at 100.00	AA–	2,666,350
	2005A, 5.000%, 11/15/43
1,000	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/15 at 100.00	BBB	1,007,400
	2005A, 5.000%, 12/01/23
1,150	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	1,317,406
	2008A, 8.250%, 12/01/38
2,205	Madera County, California, Certificates of Participation, Children’s Hospital Central	3/20 at 100.00	A+	2,320,807
	California, Series 2010, 5.375%, 3/15/36
1,800	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	1,896,426
	6.000%, 11/01/41
1,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	Baa2	1,007,320
	Center, Series 2007A, 5.000%, 7/01/38
1,200	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB	1,425,684
	7.500%, 12/01/41
1,250	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital,	8/17 at 100.00	A+	1,344,175
	Series 2007A, 5.750%, 2/01/41 – AMBAC Insured
1,000	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Series	5/17 at 101.00	Aa2	1,064,590
	2009E, 5.000%, 5/15/38
32,369	Total Health Care			34,283,861
	Housing/Multifamily – 1.9% (1.4% of Total Investments)
695	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB	756,257
	Series 2010A, 6.400%, 8/15/45
1,665	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	BBB	1,721,727
	Series 2012A, 5.125%, 8/15/32
2,360	Total Housing/Multifamily			2,477,984
	Housing/Single Family – 0.4% (0.3% of Total Investments)
315	California Department of Veteran Affairs, Home Purchase Revenue Bonds, Series 2007B, 5.150%,	12/16 at 100.00	AA	329,651
	12/01/27 (Alternative Minimum Tax)
130	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	BBB	135,450
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
445	Total Housing/Single Family			465,101
	Long-Term Care – 3.4% (2.4% of Total Investments)
4,000	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	5/20 at 100.00	A–	4,362,120
	Bonds, Channing House, Series 2010, 6.125%, 5/15/40
	Tax Obligation/General – 20.6% (15.0% of Total Investments)
4,125	Alameda Unified School District, Alameda County, California, General Obligation Bonds, Series	No Opt. Call	Aa2	2,429,295
	2004A, 0.000%, 8/01/25 – AGM Insured
2,000	California State, General Obligation Bonds, Various Purpose Series 2009, 6.000%, 11/01/39	11/19 at 100.00	A1	2,359,100
1,000	California State, General Obligation Bonds, Various Purpose Series 2011, 5.000%, 10/01/41	10/21 at 100.00	A1	1,075,180
2,500	California State, Various Purpose General Obligation Refunding Bonds, Series 2012,	4/22 at 100.00	A1	2,694,100
	5.000%, 4/01/42
1,350	Coachella Valley Unified School District, Riverside County, California, General Obligation	8/15 at 100.00	A1	1,422,360
	Bonds, Series 2005A, 5.000%, 8/01/30 – FGIC Insured
4,100	Monrovia Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	Aa3	2,013,223
	Series 2001B, 0.000%, 8/01/27 – FGIC Insured
2,500	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Series	8/12 at 100.00	BBB	2,514,825
	2002, 5.250%, 8/01/21 – FGIC Insured
25	Riverside Community College District, California, General Obligation Bonds, Series 2004A,	8/14 at 100.00	AA	27,122
	5.250%, 8/01/24 – NPFG Insured
210	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA+	230,011
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
4,970	San Rafael City High School District, Marin County, California, General Obligation Bonds,	No Opt. Call	AA+	2,566,607
	Series 2004B, 0.000%, 8/01/27 – FGIC Insured
4,175	Southwestern Community College District, San Diego County, California, General Obligation	No Opt. Call	Aa2	2,380,710
	Bonds, Series 2004, 0.000%, 8/01/25 – FGIC Insured
9,850	Sylvan Union School District, Stanislaus County, California, General Obligation Bonds,	No Opt. Call	AA–	3,555,653
	Election of 2006, Series 2010, 0.000%, 8/01/49 – AGM Insured
5,750	Yosemite Community College District, California, General Obligation Bonds, Capital	No Opt. Call	Aa2	2,291,375
	Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42
1,000	Yuba Community College District, California, General Obligation Bonds, Election 2006 Series	8/21 at 100.00	Aa2	1,108,110
	2011C, 5.250%, 8/01/47
43,555	Total Tax Obligation/General			26,667,671
	Tax Obligation/Limited – 26.6% (19.3% of Total Investments)
2,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A2	2,164,480
	Coalinga State Hospital, Series 2004A, 5.500%, 6/01/19
260	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	BBB	266,877
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
770	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	A–	763,825
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
375	Dinuba Redevelopment Agency, California, Tax Allocation Bonds, Merged City of Dinuba	9/12 at 101.00	A–	376,706
	Redevelopment Project and Dinuba Redevelopment Project 2, As Amended, Refunding
	Series 2001, 5.000%, 9/01/31 – NPFG Insured
510	Fontana Redevelopment Agancy, California, Jurupa Hills Redevelopment Project, Tax Allocation	10/12 at 100.00	A–	511,826
	Refunding Bonds, 1997 Series A, 5.500%, 10/01/27
1,035	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds,	9/16 at 100.00	A–	1,060,026
	Series 2006, 5.250%, 9/01/36 – SYNCORA GTY Insured
460	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	5/17 at 100.00	BBB+	457,387
	Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/25 – AMBAC Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
120	5.000%, 9/01/26	9/16 at 100.00	N/R	123,223
275	5.125%, 9/01/36	9/16 at 100.00	N/R	277,956
470	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester	9/15 at 100.00	A1	478,065
	Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
	Modesto Schools Infrastructure Financing Agency, Stanislaus County, California, Special Tax
	Revenue Bonds, Series 2004:
1,375	5.250%, 9/01/25 – AMBAC Insured	9/14 at 100.00	N/R	1,396,148
1,500	5.250%, 9/01/26 – AMBAC Insured	9/14 at 100.00	N/R	1,519,230
245	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A–	287,919
	City Redevelopment Project, Series 2011, 6.500%, 8/01/24
90	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	A–	102,760
	Project, Series 2011, 6.750%, 9/01/40
10,900	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	BBB	13,459,974
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – NPFG Insured
1,000	Ontario, California, Special Tax Bonds, Community Facilities District 5, Freeway Interchange	9/12 at 100.00	N/R	1,008,690
	Project, Series 1997, 6.375%, 9/01/17
1,065	Panama-Buena Vista Union School District, California, Certificates of Participation, School	9/16 at 100.00	A1	1,158,582
	Construction Project, Series 2006, 5.000%, 9/01/22 – NPFG Insured
	Perris Union High School District Financing Authority, Riverside County, California, Revenue
	Bonds, Series 2011:
90	6.000%, 9/01/33	9/12 at 103.00	N/R	92,856
195	6.125%, 9/01/41	9/12 at 103.00	N/R	201,137
770	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB	832,986
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28
295	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series	9/21 at 100.00	BBB+	320,765
	2011A, 5.750%, 9/01/30
225	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	225,684
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
55	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A–	61,045
	Area, Series 2011B, 6.500%, 10/01/25
1,440	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2010A,	10/20 at 100.00	A–	1,542,614
	6.000%, 10/01/39
280	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA–	285,057
	8/01/25 – AMBAC Insured
2,500	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	A1	2,891,950
	5.400%, 11/01/20 – AMBAC Insured
45	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	51,740
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
45	7.000%, 8/01/33	2/21 at 100.00	BBB	51,536
55	7.000%, 8/01/41	2/21 at 100.00	BBB	62,241
1,200	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	9/12 at 100.00	AA	1,204,140
	Project, Series 2001F, 5.000%, 9/01/20 – NPFG Insured
410	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB	417,819
	Project, Series 2006C, 5.000%, 8/01/25 – NPFG Insured
530	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB	542,800
	Project, Series 2006D, 5.000%, 8/01/23 – AMBAC Insured
70	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	76,189
	7.000%, 10/01/26
125	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,	9/21 at 100.00	A–	139,330
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.000%, 9/01/26
30,780	Total Tax Obligation/Limited			34,413,563
	Transportation – 6.5% (4.7% of Total Investments)
1,355	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/18 at 100.00	AA	1,818,789
	2008, Trust 3211, 13.416%, 10/01/32 (IF)
4,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	4,079,560
	Bonds, Series 1999, 5.875%, 1/15/29
2,465	San Francisco Airports Commission, California, Special Facilities Lease Revenue Bonds, San	7/12 at 100.00	AA–	2,470,053
	Francisco International Airport, SFO Fuel Company LLC, Series 2000A, 6.125%, 1/01/27 – AGM
	Insured (Alternative Minimum Tax)
7,820	Total Transportation			8,368,402
	U.S. Guaranteed – 11.3% (8.2% of Total Investments) (4)
10	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	No Opt. Call	AAA	12,595
	Series 2002X, 5.500%, 12/01/17 – FGIC Insured (ETM)
2,100	California State, General Obligation Bonds, Series 2004, 5.250%, 4/01/34 (Pre-refunded 4/01/14)	4/14 at 100.00	Aaa	2,292,549
1,010	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	Aaa	1,048,249
	Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)
2,150	Los Rios Community College District, Sacramento, El Dorado and Yolo Counties, California,	8/14 at 102.00	Aa2 (4)	2,411,526
	General Obligation Bonds, Series 2006C, 5.000%, 8/01/24 (Pre-refunded 8/01/14) –
	AGM Insured (UB)
875	Orange County Water District, California, Revenue Certificates of Participation, Series 2003B,	No Opt. Call	AAA	1,164,818
	5.000%, 8/15/34 – NPFG Insured (ETM)
3,710	Pomona, California, GNMA/FHLMC Collateralized Single Family Mortgage Revenue Refunding Bonds,	No Opt. Call	Aaa	4,964,685
	Series 1990B, 7.500%, 8/01/23 (ETM)
1,875	Riverside Community College District, California, General Obligation Bonds, Series 2004A,	8/14 at 100.00	AA (4)	2,076,788
	5.250%, 8/01/24 (Pre-refunded 8/01/14) – NPFG Insured
485	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	AA– (4)	595,735
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) – AMBAC Insured
12,215	Total U.S. Guaranteed			14,566,945
	Utilities – 4.9% (3.6% of Total Investments)
2,815	California Statewide Community Development Authority, Certificates of Participation Refunding,	12/12 at 100.00	N/R	2,705,271
	Rio Bravo Fresno Project, Series 1999A, 6.500%, 12/01/18
1,365	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	1,500,258
	2007A, 5.500%, 11/15/37
455	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	N/R	456,110
	9/01/31 – SYNCORA GTY Insured
1,500	Southern California Public Power Authority, California, Milford Wind Corridor Phase I Revenue	1/20 at 100.00	AA–	1,717,965
	Bonds, Series 2010-1, 5.000%, 7/01/28
6,135	Total Utilities			6,379,604
	Water and Sewer – 24.5% (17.7% of Total Investments)
1,020	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	No Opt. Call	AAA	1,272,899
	Series 2002X, 5.500%, 12/01/17 – FGIC Insured
2,500	El Centro Financing Authority, California, Water Revenue Bonds, Series 2006A, 4.750%,	10/16 at 100.00	AA–	2,609,700
	10/01/31 – AGM Insured
750	Fortuna Public Finance Authority, California, Water Revenue Bonds, Series 2006, 5.000%,	10/16 at 100.00	AA–	787,290
	10/01/36 – AGM Insured
2,540	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2011A,	1/21 at 100.00	AA	2,924,962
	5.250%, 7/01/39
3,380	Orange County Sanitation District, California, Certificates of Participation, Tender Option	2/19 at 100.00	AAA	4,952,917
	Bond Trust 11738, Series 2009, 17.696%, 8/01/29 (IF)
3,500	Placerville Public Financing Authority, California, Wastewater System Refinancing and	9/16 at 100.00	N/R	3,376,765
	Improvement Project Revenue Bonds, Series 2006, 5.000%, 9/01/34 – SYNCORA GTY Insured
350	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	6/16 at 100.00	AA	388,160
	2006, 5.000%, 12/01/31 – FGIC Insured
2,630	San Diego Public Facilities Financing Authority, California, Sewerage Revenue Bonds, Refunding	5/20 at 100.00	AA	3,141,482
	Series 2010A, 5.250%, 5/15/27
2,000	San Francisco City and County Public Utilities Commission, California, Clean Water Revenue	4/13 at 100.00	AA–	2,071,960
	Refunding Bonds, Series 2003A, 5.250%, 10/01/20 – NPFG Insured
10,000	Santa Maria, California, Subordinate Water and Wastewater Revenue Certificates of	8/12 at 101.00	N/R	10,077,700
	Participation, Series 1997A, 5.550%, 8/01/27 – AMBAC Insured
28,670	Total Water and Sewer			31,603,835
$ 184,389	Total Investments (cost $162,305,051) – 137.8%			178,031,530
	Floating Rate Obligations – (3.3)%			(4,285,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (38.5)% (5)			(49,800,000)
	Other Assets Less Liabilities – 4.0%			5,243,572
	Net Assets Applicable to Common Shares – 100%			$ 129,190,102

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of May 31, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$178,031,530	$—	$178,031,530

During the period ended May 31, 2012, the Fund recognized no transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2012, the cost of investments was $157,937,857.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2012, were as follows:

Gross unrealized:
Appreciation	$16,327,247
Depreciation	(519,363)
Net unrealized appreciation (depreciation) of investments	$15,807,884

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investor Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S.
Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 28.0%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Municipal Market Opportunity Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         July 30, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         July 30, 2012